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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08367

Evergreen Municipal Trust

_________________________________________________________________________________________________________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_________________________________________________________________________________________________________________________________________________________

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

_________________________________________________________________________________________________________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for two of its series, Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the six months ended September 30, 2008. These series have a March 31 fiscal year end.

Date of reporting period: September 30, 2008

Item 1 - Reports to Stockholders.

Evergreen California Municipal Bond Fund

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen California Municipal Bond Fund for the six-month period ended September 30, 2008 (the “period”).

Investors encountered an extraordinary environment as the period came to a close. Market volatility intensified substantially over the final three months of the period, particularly in September 2008, as spreading problems in the credit markets threatened to drag the global economy into a recession. Slowing economic activity and widening restrictions on credit availability undermined confidence in the leading financial institutions, both at home and abroad. Investors fled to the highest-quality securities available. U.S. Treasury securities proved to be the most noticeable beneficiary of the flight to quality. In contrast, the values of most stocks and corporate bonds dropped. Moreover, this turmoil in the capital markets only worsened in the first weeks immediately after the period ended. Municipal securities were not immune from the market volatility, especially in September 2008, when the Lehman Municipal Bond Index (now known as the Barclays Capital Municipal Bond Index) declined by 4.69%. Elsewhere, foreign equity markets also slumped as fears spread that economic weakening in the United States would prove contagious. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the values of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

After months of deterioration, the U.S. economy contracted in the third quarter of 2008. The U.S. Commerce Department reported in October 2008 that the nation’s real Gross Domestic Product fell by 0.3% from July 2008 through September 2008, with consumer spending recording its greatest drop in three decades. The report validated expectations that the economy had entered into a recession. Fears rose that the slowdown could persist at least through the first quarter of 2009. The news was hardly unexpected, as it followed the steady accumulation of reports documenting declining housing values, falling manufacturing activity, slowing consumer spending and rising unemployment levels. Perhaps the most dramatic news was the collapse or near-collapse of several venerable financial institutions both in the U.S. and in Europe. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance Corporation and the Securities and Exchange Commission took a series of dramatic and

1

LETTER TO SHAREHOLDERS continued

innovative steps to help the economy and the financial markets emerge from this crisis. In October 2008, Congress rushed through a $700 billion rescue plan designed to address the capital inadequacy of banks. Meanwhile, in a further effort to re-stimulate lending activity, the Fed twice slashed the key fed funds rate in October 2008. The reductions brought the influential overnight lending rate to just 1.00%. It had been as high as 5.25% as recently as August 2007. Overseas, other major central banks also cut short-term rates to inject liquidity into the financial markets. At the same time, foreign governments took other measures to buttress financial institutions and forestall the possibility of a global recession.

During a volatile and challenging period in the capital markets, managers of Evergreen’s state municipal bond funds positioned their portfolios conservatively, keeping the funds’ durations relatively short while also looking for opportunities to upgrade the overall quality of portfolio holdings. Throughout the period, managers maintained a disciplined approach, seeking both total return and competitive yield through investments in tax-advantaged municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully-diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

3

FUND AT A GLANCE

as of September 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Charles E. Jeanne, CFA†

†	Effective August 18, 2008, Mr. Jeanne became a portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

Class inception date	Class A 11/8/2002	Class B 11/8/2002	Class C 11/8/2002	Class I 4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

6-month return with sales charge	-8.70%	-9.25%	-5.49%	N/A

6-month return w/o sales charge	-4.19%	-4.55%	-4.55%	-4.07%

Average annual return*

1-year with sales charge	-9.65%	-10.42%	-6.78%	N/A

1-year w/o sales charge	-5.16%	-5.87%	-5.87%	-4.92%

5-year	0.33%	0.24%	0.58%	1.60%

10-year	2.93%	2.99%	2.99%	3.61%

Maximum sales charge	4.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital 5-Year Municipal Bond Index (BC5YMBI), the Barclays Capital California Municipal Bond Index (BCCAMBI) and the Consumer Price Index (CPI).

The BC5YMBI and the BCCAMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of September 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 958.09	$4.12
Class B	$1,000.00	$ 954.47	$7.79
Class C	$1,000.00	$ 954.47	$7.79
Class I	$1,000.00	$ 959.31	$2.90
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.86	$4.26
Class B	$1,000.00	$1,017.10	$8.04
Class C	$1,000.00	$1,017.10	$8.04
Class I	$1,000.00	$1,022.11	$2.99

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2008
CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.52	$11.02	$10.90	$11.02	$11.33	$11.14

Income from investment operations
Net investment income (loss)	0.21	0.39	0.35	0.35	0.32	0.28
Net realized and unrealized gains or losses on investments	(0.64)	(0.46)	0.21	(0.03)[1]	(0.20)	0.29

Total from investment operations	(0.43)	(0.07)	0.56	0.32	0.12	0.57

Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.35)	(0.34)	(0.32)	(0.28)
Net realized gains	0	(0.03)	(0.09)	(0.10)	(0.11)	(0.10)

Total distributions to shareholders	(0.21)	(0.43)	(0.44)	(0.44)	(0.43)	(0.38)

Net asset value, end of period	$9.88	$10.52	$11.02	$10.90	$11.02	$11.33

Total return[2]	(4.19)%	(0.70)%	5.17%	2.99%	1.09%	5.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$244,655	$302,452	$7,900	$4,633	$8,411	$8,368
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%[3]	0.85%	0.94%	0.94%	0.98%	1.03%
Expenses excluding waivers/reimbursements and expense reductions	0.84%[3]	0.90%	0.99%	0.98%	0.99%	1.03%
Net investment income (loss)	4.02%[3]	3.75%	3.17%	3.14%	2.92%	2.53%
Portfolio turnover rate	17%	16%	32%	21%	68%	134%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2008
CLASS B	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.52	$11.02	$10.90	$11.02	$11.33	$11.14

Income from investment operations
Net investment income (loss)	0.17	0.32	0.27	0.27	0.25	0.21
Net realized and unrealized gains or losses on investments	(0.64)	(0.48)	0.21	(0.02)[1]	(0.21)	0.28

Total from investment operations	(0.47)	(0.16)	0.48	0.25	0.04	0.49

Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.27)	(0.27)	(0.24)	(0.20)
Net realized gains	0	(0.03)	(0.09)	(0.10)	(0.11)	(0.10)

Total distributions to shareholders	(0.17)	(0.34)	(0.36)	(0.37)	(0.35)	(0.30)

Net asset value, end of period	$9.88	$10.52	$11.02	$10.90	$11.02	$11.33

Total return[2]	(4.55)%	(1.45)%	4.40%	2.28%	0.38%	4.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$834	$868	$1,017	$1,137	$1,141	$831
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%[3]	1.63%	1.69%	1.69%	1.69%	1.74%
Expenses excluding waivers/reimbursements and expense reductions	1.59%[3]	1.63%	1.69%	1.69%	1.69%	1.74%
Net investment income (loss)	3.28%[3]	2.91%	2.43%	2.38%	2.22%	1.91%
Portfolio turnover rate	17%	16%	32%	21%	68%	134%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2008
CLASS C	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.52	$11.02	$10.90	$11.02	$11.33	$11.14

Income from investment operations
Net investment income (loss)	0.17	0.31	0.27	0.27	0.25	0.21
Net realized and unrealized gains or losses on investments	(0.64)	(0.47)	0.21	(0.02)[1]	(0.21)	0.28

Total from investment operations	(0.47)	(0.16)	0.48	0.25	0.04	0.49

Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.27)	(0.27)	(0.24)	(0.20)
Net realized gains	0	(0.03)	(0.09)	(0.10)	(0.11)	(0.10)

Total distributions to shareholders	(0.17)	(0.34)	(0.36)	(0.37)	(0.35)	(0.30)

Net asset value, end of period	$9.88	$10.52	$11.02	$10.90	$11.02	$11.33

Total return[2]	(4.55)%	(1.45)%	4.40%	2.28%	0.38%	4.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,824	$3,138	$4,228	$4,445	$4,049	$4,326
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%[3]	1.63%	1.69%	1.69%	1.69%	1.74%
Expenses excluding waivers/reimbursements and expense reductions	1.59%[3]	1.63%	1.69%	1.69%	1.69%	1.74%
Net investment income (loss)	3.27%[3]	2.90%	2.43%	2.39%	2.21%	1.86%
Portfolio turnover rate	17%	16%	32%	21%	68%	134%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2008
CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.52	$11.02	$10.90	$11.02	$11.33	$11.14

Income from investment operations
Net investment income (loss)	0.22	0.42	0.38	0.38	0.36	0.32
Net realized and unrealized gains or losses on investments	(0.64)	(0.47)	0.21	(0.02)[1]	(0.20)	0.29

Total from investment operations	(0.42)	(0.05)	0.59	0.36	0.16	0.61

Distributions to shareholders from
Net investment income	(0.22)	(0.42)	(0.38)	(0.38)	(0.36)	(0.32)
Net realized gains	0	(0.03)	(0.09)	(0.10)	(0.11)	(0.10)

Total distributions to shareholders	(0.22)	(0.45)	(0.47)	(0.48)	(0.47)	(0.42)

Net asset value, end of period	$9.88	$10.52	$11.02	$10.90	$11.02	$11.33

Total return	(4.07)%	(0.45)%	5.44%	3.30%	1.39%	5.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,358	$23,626	$27,401	$39,989	$41,798	$42,162
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%[2]	0.63%	0.69%	0.69%	0.69%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.59%[2]	0.63%	0.69%	0.69%	0.69%	0.74%
Net investment income (loss)	4.26%[2]	3.91%	3.43%	3.39%	3.20%	2.84%
Portfolio turnover rate	17%	16%	32%	21%	68%	134%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.1%
AIRPORT 1.9%
Sacramento Cnty., CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	$2,000,000	$1,840,320
San Francisco, CA Bay Area Rapid Trans. Dist. RRB, Ser. A, 5.75%, 05/01/2025	3,475,000	3,328,042

		5,168,362

EDUCATION 4.4%
California Dev. Auth. RB, Thomas Jefferson Sch. of Law, Ser. A, 4.875%, 10/01/2035	500,000	508,210
California Edl. Facs. Auth. RRB:
College of Arts & Crafts, 5.75%, 06/01/2025	2,000,000	1,842,740
Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	3,634,838
Stanford Univ., Ser. R, 5.00%, 11/01/2021	2,000,000	2,003,880
San Diego Cnty., CA COP, Univ. of San Diego, 5.25%, 10/01/2028	1,000,000	937,640
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	2,848,110

		11,775,418

GENERAL OBLIGATION – LOCAL 17.6%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,228,280
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,490,940
Fontana, CA Unified Sch. Dist. GO, Ser. A, 5.25%, 08/01/2031	5,000,000	4,838,150
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,164,812
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,336,584
Lodi, CA Unified Sch. Dist. GO, 5.00%, 08/01/2022	4,195,000	4,120,790
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%, 08/01/2021	2,245,000	2,221,809
Los Angeles, CA Cmnty. College Dist., GO, Election of 2001 Proj., Ser. E-1, 5.00%, 08/01/2033	5,000,000	4,656,800
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	968,368
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	970,130
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,056,110
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	19,827
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,116,629
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,571,345
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	3,835,247
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,747,286
5.00%, 08/01/2022	3,700,000	3,670,585
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,560,056
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,086,151
Upland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.125%, 08/01/2025	1,000,000	977,330
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,044,170
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	334,653

		47,016,052

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 12.3%
California GO:
5.00%, 04/01/2024	$10,000,000	$9,573,400
5.00%, 02/01/2032	2,500,000	2,296,625
5.25%, 03/01/2038	5,000,000	4,748,800
5.50%, 11/01/2033	4,600,000	4,544,248
California Refunding GO:
5.25%, 02/01/2028	6,000,000	5,808,480
5.25%, 02/01/2029	2,000,000	1,930,080
5.25%, 04/01/2034	1,000,000	1,092,920
Puerto Rico GO, Ser. C, 5.25%, 01/01/2015	3,000,000	2,923,410

		32,917,963

HOSPITAL 12.5%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	3,000,000	2,576,790
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	1,796,320
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	1,832,640
Sutter Hlth., Ser. A, 5.00%, 11/15/2042	900,000	767,592
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	951,660
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,255,980
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	3,000,000	2,565,960
Huntington Mem. Hosp., 5.00%, 07/01/2035	1,700,000	1,444,830
Kaiser Permanente, Ser. C, 5.25%, 08/01/2031	2,000,000	1,830,880
St. Joseph Hlth. Sys., Ser. C, 5.75%, 07/01/2047	5,775,000	5,382,589
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	803,520
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	1,825,620
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,298,085
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	465,000	441,359
5.50%, 05/15/2024	370,000	366,533
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,669,513
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029 +	2,000,000	1,689,380

		33,499,251

HOUSING 6.4%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	1,947,480
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.85%, 12/01/2022	2,450,000	2,120,892
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,359,579
California Hsg. Fin. Agcy. RB, Home Mtge.:
Ser. B, 5.00%, 02/01/2028	4,000,000	3,369,000
Ser. K, 5.60%, 08/01/2038	3,000,000	2,669,610
California Statewide CDA MHRRB, Ser. B, 5.20%, 12/01/2029	2,500,000	2,508,075

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	$1,200,000	$1,096,728
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,103,800

		17,175,164

INDUSTRIAL DEVELOPMENT REVENUE 3.1%
California Infrastructure & EDRB, David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,742,360
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,363,975
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	1,940,080
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,245,225

		8,291,640

LEASE 4.4%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,715,000	1,627,295
Modesto, CA Dist. Funding Auth. COP, Ser. B, 5.30%, 07/01/2022	2,360,000	2,307,986
San Mateo Cnty., CA Joint Powers Funding Auth. RRB,Youth Svcs. Campus, Ser.A:
5.00%, 07/15/2033	1,500,000	1,348,560
5.00%, 07/15/2036	2,000,000	1,790,400
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,198,558
Ser. B, 5.25%, 06/01/2034	3,690,000	3,495,721

		11,768,520

MISCELLANEOUS REVENUE 7.4%
Alameda Corridor Trans. Auth. RRB, CCAB, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,399,460
California CDA RB, California Endowment, 5.00%, 07/01/2033	3,000,000	2,833,050
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,293,656
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	1,005,270
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,831,720
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	3,000,000	2,766,690
Oakland, CA Bldg. Auth. RB, Elihu M. Harris Proj., Ser. A, 5.00%, 04/01/2023	2,330,000	2,241,623
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Ser. A, 5.125%, 07/15/2032	2,145,000	2,009,093
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,313,540

		19,694,102

PORT AUTHORITY 0.4%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	412,212
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	468,841
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	115,000	134,878

		1,015,931

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 5.7%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	$1,000,000	$1,066,590
6.45%, 06/01/2030	2,300,000	2,464,335
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	45,000	48,033
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,120,337
Puerto Rico Infrastructure Funding Auth. RB, Ser. A, 5.50%, 10/01/2032	1,000,000	1,005,760
Puerto Rico Pub. Bldgs. Auth. RB, Ser. D, 5.375%, 07/01/2033	3,300,000	3,498,957
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	1,980,000	2,194,791
San Francisco, CA RB, San Bruno Jail Proj. No. 3, 5.25%, 10/01/2033	4,000,000	3,802,520

		15,201,323

RESOURCE RECOVERY 2.8%
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	7,576,305

SPECIAL TAX 2.2%
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	1,000,000	544,490
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	979,470
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	5,000,000	4,340,700

		5,864,660

TOBACCO REVENUE 1.4%
Golden State Tobacco Securitization Corp. of California Tobacco Settlement RRB, Ser. A, 5.75%, 06/01/2047	5,000,000	3,729,900

TRANSPORTATION 6.4%
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB:
0.00%, 01/15/2020, (Insd. by MBIA) †	3,000,000	2,930,790
0.00%, 01/15/2023, (Insd. by MBIA) †	3,000,000	2,880,180
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	6,656,406
San Francisco, CA Bay Area Toll Auth. RRB, Series F1, 5.00%, 04/01/2034	5,000,000	4,651,600

		17,118,976

UTILITY 2.4%
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	61,455
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,641,604
Riverside, CA Elec. RB, Ser. D, 5.00%, 10/01/2033	2,000,000	1,862,440

		6,565,499

WATER & SEWER 7.8%
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	1,955,000	1,897,112
Los Angeles, CA Dept. of Water & Power RB:
Ser. A-1, 5.00%, 07/01/2035, (Insd. by FSA)	2,500,000	2,309,325
Ser. H, 5.00%, 05/01/2022	5,000,000	4,903,200
Los Angeles, CA Dept. of Water & Power RRB, Ser. A, 5.125%, 07/01/2041	6,500,000	6,047,600

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Riverside, CA Water RB, Ser. 2008, 5.00%, 10/01/2038, (LOC: FSA) ‡	$5,000,000	$4,634,700
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,183,513

		20,975,450

Total Municipal Obligations (cost $281,184,793)		265,354,516

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen California Municipal Money Market Fund, Class I, 5.86% q ø (cost $1,105,230)	1,105,230	1,105,230

Total Investments (cost $282,290,023) 99.5%		266,459,746
Other Assets and Liabilities 0.5%		1,212,076

Net Assets 100.0%		$267,671,822

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2008:

California	96.8%
Puerto Rico	2.8%
Non-state specific	0.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s rating as of September 30, 2008:

AAA	21.9%
AA	38.8%
A	25.0%
BBB	13.6%
NR	0.7%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2008:

Less than 1 year	4.2%
1 to 3 year(s)	4.0%
3 to 5 years	9.8%
5 to 10 years	19.3%
10 to 20 years	62.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $281,184,793)	$265,354,516
Investments in affiliated money market fund, at value (cost $1,105,230)	1,105,230

Total investments	266,459,746
Receivable for securities sold	2,777,153
Receivable for Fund shares sold	5,992
Interest receivable	3,775,590
Prepaid expenses and other assets	2,160

Total assets	273,020,641

Liabilities
Dividends payable	260,684
Payable for floating-rate notes issued	2,500,000
Payable for Fund shares redeemed	2,363,041
Interest and fee expense payable	54,560
Due to custodian bank	121,228
Advisory fee payable	2,609
Distribution Plan expenses payable	1,805
Due to other related parties	22,466
Accrued expenses and other liabilities	22,426

Total liabilities	5,348,819

Net assets	$267,671,822

Net assets represented by
Paid-in capital	$285,915,410
Undistributed net investment income	72,293
Accumulated net realized losses on investments	(2,485,604)
Net unrealized losses on investments	(15,830,277)

Total net assets	$267,671,822

Net assets consists of
Class A	$244,654,916
Class B	834,054
Class C	2,824,497
Class I	19,358,355

Total net assets	$267,671,822

Shares outstanding (unlimited number of shares authorized)
Class A	24,766,838
Class B	84,435
Class C	285,928
Class I	1,959,750

Net asset value per share
Class A	$9.88
Class A — Offering price (based on sales charge of 4.75%)	$10.37
Class B	$9.88
Class C	$9.88
Class I	$9.88

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2008 (unaudited)

Investment income
Interest	$7,477,251
Income from affiliate	35,825

Total investment income	7,513,076

Expenses
Advisory fee	542,796
Distribution Plan expenses
Class A	356,287
Class B	4,408
Class C	15,444
Administrative services fee	155,085
Transfer agent fees	90,561
Trustees’ fees and expenses	3,196
Printing and postage expenses	12,178
Custodian and accounting fees	49,782
Registration and filing fees	22,650
Professional fees	18,607
Interest and fee expense	13,131
Other	1,000

Total expenses	1,285,125
Less: Expense reductions	(861)

Net expenses	1,284,264

Net investment income	6,228,812

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,005,037)
Net change in unrealized gains or losses on investments	(15,432,770)

Net realized and unrealized gains or losses on investments	(17,437,807)

Net decrease in net assets resulting from operations	$(11,208,995)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2008 (unaudited)		Year Ended March 31, 2008

Operations
Net investment income		$6,228,812		$12,634,168
Net realized gains or losses on investments		(2,005,037)		342,490
Net change in unrealized gains or losses on investments		(15,432,770)		(14,869,417)

Net decrease in net assets resulting from operations		(11,208,995)		(1,892,759)

Distributions to shareholders from
Net investment income
Class A		(5,625,125)		(11,506,440)
Class B		(14,125)		(28,014)
Class C		(49,364)		(99,018)
Class I		(443,592)		(1,024,701)
Net realized gains
Class A		0		(943,703)
Class B		0		(2,515)
Class C		0		(8,648)
Class I		0		(72,053)

Total distributions to shareholders		(6,132,206)		(13,685,092)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	205,455	2,165,700	872,258	9,411,514
Class B	16,013	168,704	7,123	77,657
Class C	17,361	184,351	51,004	549,731
Class I	264,287	2,795,011	149,936	1,624,063

		5,313,766		11,662,965

Net asset value of shares issued in reinvestment of distributions
Class A	405,574	4,235,182	888,984	9,555,934
Class B	599	6,263	1,599	17,230
Class C	2,357	24,587	4,040	43,471
Class I	11,138	116,260	25,917	279,244

		4,382,292		9,895,879

Automatic conversion of Class B shares to Class A shares
Class A	0	0	663	7,208
Class B	0	0	(663)	(7,208)

		0		0

Payment for shares redeemed
Class A	(4,606,665)	(48,312,864)	(15,432,014)	(166,631,213)
Class B	(14,690)	(152,943)	(17,847)	(188,852)
Class C	(32,152)	(339,775)	(140,423)	(1,516,725)
Class I	(562,491)	(5,960,957)	(416,123)	(4,512,985)

		(54,766,539)		(172,849,775)

Net asset value of shares issued in acquisition
Class A	0	0	41,715,517	456,406,734

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31, 2008

Capital share transactions continued
Net increase (decrease) in net assets resulting from capital share transactions	$(45,070,481)	$305,115,803

Total increase (decrease) in net assets	(62,411,682)	289,537,952
Net assets
Beginning of period	330,083,504	40,545,552

End of period	$267,671,822	$330,083,504

Undistributed (overdistributed) net investment income	$72,293	$(24,313)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase. For the six months ended September 30, 2008, the advisory fee was equivalent to 0.35% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended September 30, 2008, the administrative services fee was equivalent to 0.10% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended September 30, 2008, EIS received $929 from the sale of Class A shares and $1,508 and $500 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas California Municipal Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas California Municipal Bond Fund at an exchange ratio of 1.05 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $13,767,353. The aggregate net assets of the Fund and Atlas California Municipal Bond Fund immediately prior to the acquisition were $40,512,845 and $456,406,734, respectively. The aggregate net assets of the Fund immediately after the acquisition were $496,919,579.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $52,355,516 and $98,630,127, respectively, for the six months ended September 30, 2008.

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,105,230
Level 2 – Other Significant Observable Inputs	265,354,516
Level 3 – Significant Unobservable Inputs	0

Total	$266,459,746

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At September 30, 2008, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$2,500,000	3.23%	$4,634,700

During the six months ended September 30, 2008, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $553,279 (on an annualized basis) and incurred interest and fee expense in the amount of $12,666.

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $282,290,023. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,476,584 and $18,306,861, respectively, with a net unrealized depreciation of $15,830,277.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2008, the Fund incurred and elected to defer post-October losses of $481,357.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the six months ended September 30, 2008, the Fund had average borrowings outstanding of $15,925 (on an annualized basis) at an average rate of 2.92% and paid interest of $465.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, the Evergreen funds, EIMC and certain of EIMC’s affiliates may be subject from time to time to regulatory inquiries and investigations. EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds. There can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and Evergreen Investment Services, Inc. concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, various Evergreen entities are defendants in three purported class actions in U.S. District Court for the District of Massachusetts and related to the same events. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform invest ors adequately of the actual risks of the fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

14. SUBSEQUENT EVENT

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen California Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees

28

ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of

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ADDITIONAL INFORMATION (unaudited) continued

services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions that hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive

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ADDITIONAL INFORMATION (unaudited) continued

such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

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ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the five- and ten-year periods ended December 31, 2007, the Fund’s Class I shares (the Fund’s oldest share class) had outperformed the Fund’s benchmark index, the Barclays Capital Five-Year Municipal Bond Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the one- and three-year periods ended December 31, 2007, the Fund’s Class I shares had underperformed the Fund’s benchmark index, and performed in the fourth and second quintiles, respectively, of mutual funds against which the Trustees compared the Fund’s performance for the same periods. The Trustees noted that the Fund’s portfolio manager had recently changed and that the new portfolio manager had not yet managed the Fund for a sufficiently long period to allow for definitive conclusions about the new portfolio manager’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were

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ADDITIONAL INFORMATION (unaudited) continued

higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was near the average and the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

568010 rv5 11/2008

Evergreen Pennsylvania Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Pennsylvania Municipal Bond Fund for the six-month period ended September 30, 2008 (the “period”).

Investors encountered an extraordinary environment as the period came to a close. Market volatility intensified substantially over the final three months of the period, particularly in September 2008, as spreading problems in the credit markets threatened to drag the global economy into a recession. Slowing economic activity and widening restrictions on credit availability undermined confidence in the leading financial institutions, both at home and abroad. Investors fled to the highest-quality securities available. U.S. Treasury securities proved to be the most noticeable beneficiary of the flight to quality. In contrast, the values of most stocks and corporate bonds dropped. Moreover, this turmoil in the capital markets only worsened in the first weeks immediately after the period ended. Municipal securities were not immune from the market volatility, especially in September 2008, when the Lehman Municipal Bond Index (now known as the Barclays Capital Municipal Bond Index) declined by 4.69%. Elsewhere, foreign equity markets also slumped as fears spread that economic weakening in the United States would prove contagious. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the values of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

After months of deterioration, the U.S. economy contracted in the third quarter of 2008. The U.S. Commerce Department reported in October 2008 that the nation’s real Gross Domestic Product fell by 0.3% from July 2008 through September 2008, with consumer spending recording its greatest drop in three decades. The report validated expectations that the economy had entered into a recession. Fears rose that the slowdown could persist at least through the first quarter of 2009. The news was hardly unexpected, as it followed the steady accumulation of reports documenting declining housing values, falling manufacturing activity, slowing consumer spending and rising unemployment levels. Perhaps the most dramatic news was the collapse or near-collapse of several venerable financial institutions both in the U.S. and in Europe. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance

LETTER TO SHAREHOLDERS continued

Corporation and the Securities and Exchange Commission took a series of dramatic and innovative steps to help the economy and the financial markets emerge from this crisis. In October 2008, Congress rushed through a $700 billion rescue plan designed to address the capital inadequacy of banks. Meanwhile, in a further effort to re-stimulate lending activity, the Fed twice slashed the key fed funds rate in October 2008. The reductions brought the influential overnight lending rate to just 1.00%. It had been as high as 5.25% as recently as August 2007. Overseas, other major central banks also cut short-term rates to inject liquidity into the financial markets. At the same time, foreign governments took other measures to buttress financial institutions and forestall the possibility of a global recession.

During a volatile and challenging period in the capital markets, managers of Evergreen’s state municipal bond funds positioned their portfolios conservatively, keeping the funds’ durations relatively short while also looking for opportunities to upgrade the overall quality of portfolio holdings. Throughout the period, managers maintained a disciplined approach, seeking both total return and competitive yield through investments in tax-advantaged municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully-diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

FUND AT A GLANCE

as of September 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers†:

Mathew M. Kiselak; Charles E. Jeanne, CFA

†Effective August 18, 2008, Mr. Kiselak replaced Mr. Jeanne as lead portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

6-month return with sales charge	-8.23%	-8.75%	-4.98%	N/A

6-month return w/o sales charge	-3.66%	-4.05%	-4.04%	-3.54%

Average annual return*

1-year with sales charge	-8.39%	-9.20%	-5.51%	N/A

1-year w/o sales charge	-3.85%	-4.60%	-4.59%	-3.61%

5-year	0.63%	0.55%	0.90%	1.90%

10-year	2.55%	2.39%	2.38%	3.33%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI), the Barclays Capital Pennsylvania Municipal Bond Index (BCPAMBI) and the Consumer Price Index (CPI).

The BCMBI and the BCPAMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of September 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

The example illustrates your fund’s costs in two ways:

•	Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•	Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 963.40	$ 3.49
Class B	$1,000.00	$ 959.54	$ 7.17
Class C	$1,000.00	$ 959.65	$ 7.17
Class I	$1,000.00	$ 964.61	$ 2.27
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$ 1,021.51	$ 3.60
Class B	$1,000.00	$ 1,017.75	$ 7.38
Class C	$1,000.00	$ 1,017.75	$ 7.38
Class I	$1,000.00	$ 1,022.76	$ 2.33

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.71% for Class A, 1.46% for Class B, 1.46% for Class C and 0.46% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.84	$11.32	$11.25	$11.38	$11.67	$11.63

Income from investment operations
Net investment income (loss)	0.24	0.48	0.47	0.48	0.49	0.49
Net realized and unrealized gains or losses on investments	(0.63)	(0.49)	0.07	(0.14)	(0.29)	0.04

Total from investment operations	(0.39)	(0.01)	0.54	0.34	0.20	0.53

Distributions to shareholders from
Net investment income	(0.24)	(0.47)	(0.47)	(0.47)	(0.49)	(0.49)

Net asset value, end of period	$10.21	$10.84	$11.32	$11.25	$11.38	$11.67

Total return[1]	(3.66)%	(0.05)%	4.86%	3.04%	1.73%	4.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,565	$48,045	$55,565	$57,847	$60,367	$68,275
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.71%[2]	0.71%	0.74%	0.69%[3]	0.69%	0.70%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.71%[2]	0.76%	0.79%	0.73%[3]	0.70%	0.70%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.70%[2]	0.68%	0.66%	0.67%	0.69%	0.70%
Interest and fee expense[4]	0.01%[2]	0.03%	0.08%	0.02%	0.00%	0.00%
Net investment income (loss)	4.45%[2]	4.27%	4.13%	4.22%	4.26%	4.25%
Portfolio turnover rate	20%	21%	33%	43%	28%	20%

1	Excluding applicable sales charges
2	Annualized
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.80	$11.27	$11.21	$11.34	$11.62	$11.57

Income from investment operations
Net investment income (loss)	0.18	0.37	0.36	0.39	0.40	0.41
Net realized and unrealized gains or losses on investments	(0.61)	(0.45)	0.08	(0.13)	(0.28)	0.05

Total from investment operations	(0.43)	(0.08)	0.44	0.26	0.12	0.46

Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.38)	(0.39)	(0.40)	(0.41)

Net asset value, end of period	$10.17	$10.80	$11.27	$11.21	$11.34	$11.62

Total return[1]	(4.05)%	(0.73)%	4.00%	2.32%	1.10%	4.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,516	$18,324	$24,725	$31,415	$36,841	$42,361
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.46%[2]	1.46%	1.49%	1.43%[3]	1.40%	1.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.46%[2]	1.46%	1.49%	1.43%[3]	1.40%	1.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.45%[2]	1.43%	1.41%	1.41%	1.40%	1.40%
Interest and fee expense[4]	0.01%[2]	0.03%	0.08%	0.02%	0.00%	0.00%
Net investment income (loss)	3.69%[2]	3.51%	3.38%	3.48%	3.55%	3.54%
Portfolio turnover rate	20%	21%	33%	43%	28%	20%

1	Excluding applicable sales charges
2	Annualized
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.82	$11.29	$11.23	$11.36	$11.64	$11.59

Income from investment operations
Net investment income (loss)	0.20	0.38	0.37	0.40	0.40	0.41
Net realized and unrealized gains or losses on investments	(0.63)	(0.46)	0.07	(0.14)	(0.28)	0.05

Total from investment operations	(0.43)	(0.08)	0.44	0.26	0.12	0.46

Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.38)	(0.39)	(0.40)	(0.41)

Net asset value, end of period	$10.19	$10.82	$11.29	$11.23	$11.36	$11.64

Total return[1]	(4.04)%	(0.72)%	4.00%	2.32%	1.10%	4.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,673	$9,896	$11,539	$13,431	$13,453	$16,555
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.46%[2]	1.46%	1.49%	1.43%[3]	1.40%	1.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.46%[2]	1.46%	1.49%	1.43%[3]	1.40%	1.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.45%[2]	1.43%	1.41%	1.41%	1.40%	1.40%
Interest and fee expense[4]	0.01%[2]	0.03%	0.08%	0.02%	0.00%	0.00%
Net investment income (loss)	3.70%[2]	3.52%	3.38%	3.47%	3.55%	3.54%
Portfolio turnover rate	20%	21%	33%	43%	28%	20%

1	Excluding applicable sales charges
2	Annualized
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.84	$11.31	$11.25	$11.38	$11.67	$11.63

Income from investment operations
Net investment income (loss)	0.25	0.50	0.49	0.51	0.52	0.53
Net realized and unrealized gains or losses on investments	(0.62)	(0.47)	0.07	(0.13)	(0.29)	0.04

Total from investment operations	(0.37)	0.03	0.56	0.38	0.23	0.57

Distributions to shareholders from
Net investment income	(0.26)	(0.50)	(0.50)	(0.51)	(0.52)	(0.53)

Net asset value, end of period	$10.21	$10.84	$11.31	$11.25	$11.38	$11.67

Total return	(3.54)%	0.29%	5.04%	3.35%	2.03%	5.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$445,994	$555,535	$730,018	$781,411	$777,904	$808,098
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.46%[1]	0.45%	0.49%	0.43%[2]	0.40%	0.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.46%[1]	0.45%	0.49%	0.43%[2]	0.40%	0.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.45%[1]	0.42%	0.41%	0.41%	0.40%	0.40%
Interest and fee expense[3]	0.01%[1]	0.03%	0.08%	0.02%	0.00%	0.00%
Net investment income (loss)	4.69%[1]	4.51%	4.38%	4.47%	4.55%	4.54%
Portfolio turnover rate	20%	21%	33%	43%	28%	20%

1	Annualized
2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.9%
AIRPORT 4.1%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,615,335
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,071,760
5.50%, 03/01/2017	3,750,000	3,850,162
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	2,883,960
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,675,712
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,585,305
5.50%, 07/01/2017	1,250,000	1,199,988

		20,882,222

CONTINUING CARE RETIREMENT COMMUNITY 8.9%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	12,000,000	9,226,560
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A:
5.20%, 07/01/2012	460,000	457,194
6.10%, 07/01/2022	3,875,000	3,572,246
6.25%, 07/01/2026	2,135,000	1,945,177
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2014	1,130,000	1,066,449
5.00%, 12/15/2015	1,185,000	1,099,976
5.125%, 12/15/2020	2,150,000	1,829,758
Ser. B, 4.65%, 12/15/2029	4,625,000	4,504,704
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,429,095
5.00%, 11/15/2017	2,360,000	2,213,680
5.00%, 11/15/2022	7,900,000	6,841,321
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	7,248,996
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	959,600
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group, 5.125%, 05/15/2027	4,500,000	3,697,875

		46,092,631

EDUCATION 18.0%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	5,317,265
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,329,536
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%, 12/01/2025 ‡	3,230,000	3,065,109
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	895,000	845,882
6.25%, 12/15/2027	2,370,000	2,117,026
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,022,960
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,002,060

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	$2,500,000	$2,264,425
Ser. A, 5.25%, 04/15/2014	1,000,000	1,045,970
Latrobe, PA IDA RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,536,530
5.375%, 05/01/2024	5,600,000	5,023,480
5.60%, 05/01/2021	1,500,000	1,422,060
5.70%, 05/01/2031	1,500,000	1,362,105
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,071,332
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	843,630
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	1,659,980
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	5,408,786
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB, Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,250,000	1,062,450
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	431,683
5.50%, 01/01/2018	325,000	331,380
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	2,941,470
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	961,000
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,125,605
5.00%, 07/15/2039	5,750,000	4,685,560
5.25%, 07/15/2024	2,000,000	1,810,200
5.40%, 07/15/2036	5,500,000	4,840,825
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	2,668,291
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	4,682,632
Ser. AG, 5.25%, 06/15/2018	2,000,000	2,083,700
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,407,298
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,505,115
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	950,000	893,475
5.625%, 08/15/2025	3,540,000	3,106,562
Ser. A, 5.30%, 09/15/2027	5,150,000	4,243,136
Snyder Cnty., PA Higher Ed. Auth. RRB, Susquehanna Univ. Proj., 5.00%, 01/01/2038	2,300,000	2,012,983

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	$3,315,000	$2,909,211
5.00%, 03/01/2027	2,600,000	2,171,806
5.00%, 03/01/2037	5,500,000	4,347,640

		92,560,158

GENERAL OBLIGATION – LOCAL 2.7%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,045,000	1,081,209
Berks Cnty., PA GO, 5.00%, 11/15/2021	5,000,000	4,975,450
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	7,475,000	6,956,310
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,113,947

		14,126,916

GENERAL OBLIGATION – STATE 1.4%
Pennsylvania Refunding GO, Univ. Proj., Ser. A:
5.00%, 08/15/2024	1,915,000	1,861,744
5.00%, 08/15/2025	1,500,000	1,448,505
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,147,381

		7,457,630

HOSPITAL 18.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	1,918,488
Univ. of Pittsburgh Med. Ctr. Hlth. Sys.:
Ser. A, 5.00%, 09/01/2018	7,800,000	7,570,056
Ser. B, 5.00%, 06/15/2018	1,485,000	1,442,856
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,495,822
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,234,026
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,011,980
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	3,500,000	2,976,260
Lancaster Cnty., PA Hosp. Auth. RRB, Hlth. Sys., Ser. B, 5.00%, 03/15/2022	2,635,000	2,421,354
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	3,680,320
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,816,250
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	2,998,629
5.125%, 01/01/2037	1,415,000	1,146,051
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	12,412,624
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,148,364
5.625%, 07/01/2032	1,000,000	895,840

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	$3,000,000	$2,952,690
Ser. B, 5.875%, 11/15/2021	3,550,000	2,981,822
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,123,315
6.25%, 01/15/2017	4,000,000	4,254,840
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2018	8,850,000	8,900,799
5.25%, 05/15/2014	7,390,000	7,549,624
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,823,688
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc., 5.00%, 12/01/2029	1,400,000	1,160,208
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,375,388
6.25%, 06/01/2022	1,750,000	1,763,913

		97,055,207

HOUSING 3.7%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	640,000	625,728
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	810,000	757,723
Ser. W, 4.95%, 11/01/2037, (Insd. by GNMA)	1,975,000	1,557,939
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,123,525
Pennsylvania Hsg. Fin. Agcy. SFHRRB:
Ser. 65-A, 5.20%, 10/01/2018	4,005,000	3,860,419
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	4,902,712
Ser. 99-A, 5.20%, 10/01/2027	5,000,000	4,441,150
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	895,000	715,159

		18,984,355

INDUSTRIAL DEVELOPMENT REVENUE 4.1%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	11,000,000	8,627,960
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A, 4.70%, 11/01/2021	7,500,000	6,744,900
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,004,200

		21,377,060

LEASE 1.2%
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,821,381
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,143,500

		5,964,881

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 7.9%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	$4,000,000	$3,214,480
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,600,000	19,781,768
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,141,120
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	855,760
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,160,768
Pennsylvania IDA EDRB, 5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	8,716,835
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,024,160
5.50%, 04/15/2022	500,000	484,225
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,429,004

		40,808,120

PRE-REFUNDED 15.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,543,235
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,498,814
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,087,940
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,399,703
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,174,326
Ser. B, 6.40%, 12/15/2018	2,340,000	2,529,985
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,855,077
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,562,725
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,103,690
6.00%, 10/01/2034	1,400,000	1,545,166
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,200,453
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,426,420
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	865,000	901,261
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	9,566,665
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,723,763
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,541,528
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj., 6.00%, 02/01/2017	2,690,000	2,875,475
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College, 6.00%, 10/01/2029	1,500,000	1,581,240

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	$675,000	$750,897
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019, (Insd. by AMBAC)	8,245,000	8,697,156
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,894,238
ETM, 5.375%, 05/15/2028	1,620,000	1,625,978

		77,085,735

RESOURCE RECOVERY 0.8%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,397,425
Ser. G, 5.125%, 12/01/2015	2,000,000	1,814,300

		4,211,725

SPECIAL TAX 1.4%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	1,717,925
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,011,040
5.50%, 10/01/2013	1,000,000	1,010,360
5.50%, 10/01/2018	500,000	490,220
5.50%, 10/01/2022	1,000,000	940,460
5.625%, 10/01/2025	2,250,000	2,095,110

		7,265,115

TRANSPORTATION 6.4%
Pennsylvania Turnpike Commission RB:
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,014,380
Ser. A1:
5.00%, 06/01/2029, (Insd. by Assured Guaranty, Ltd.)	5,000,000	4,693,150
5.00%, 06/01/2033, (Insd. by Assured Guaranty, Ltd.)	4,000,000	3,706,000
5.00%, 06/01/2038, (Insd. by Assured Guaranty, Ltd.)	10,000,000	9,162,900
Pennsylvania Turnpike Commission RRB, Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	3,570,666
San Francisco Bay Area Toll Auth. RRB, Ser. F-1, 5.00%, 04/01/2039	8,000,000	7,348,800
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,542,350

		33,038,246

WATER & SEWER 3.5%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	825,000	807,353
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,110,743
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RRB, Sr. Lien, Ser. A, 6.00%, 07/01/2044	5,000,000	4,729,800
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,334,320

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
University Area Joint Auth. of Pennsylvania Sewer RB, 5.25%, 11/01/2014, (Insd. by MBIA)	$4,355,000	$4,608,461
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,370,000	1,380,357

		17,971,034

Total Municipal Obligations (cost $538,923,906)		504,881,035

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 6.12% q ø (cost $4,073,657)	4,073,657	4,073,657

Total Investments (cost $542,997,563) 98.7%		508,954,692
Other Assets and Liabilities 1.3%		6,793,157

Net Assets 100.0%		$515,747,849

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2008:

Pennsylvania	92.5%
Puerto Rico	2.1%
California	1.4%
U.S. Virgin Islands	1.4%
Texas	0.7%
South Carolina	0.6%
Nevada	0.3%
Florida	0.2%
Non-state specific	0.8%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2008:

AAA	15.6%
AA	33.8%
A	20.8%
BBB	20.1%
BB	0.6%
NR	9.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2008:

Less than 1 year	4.1%
1 to 3 year(s)	10.6%
3 to 5 years	4.6%
5 to 10 years	23.7%
10 to 20 years	38.3%
20 to 30 years	15.4%
Greater than 30 years	3.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $538,923,906)	$504,881,035
Investments in affiliated money market fund, at value (cost $4,073,657)	4,073,657

Total investments	508,954,692
Receivable for securities sold	2,634,460
Receivable for Fund shares sold	265,961
Interest receivable	8,061,202
Prepaid expenses and other assets	26,006

Total assets	519,942,321

Liabilities
Dividends payable	1,835,053
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	669,131
Interest and fee expense payable	13,682
Advisory fee payable	4,410
Distribution Plan expenses payable	959
Due to other related parties	1,897
Accrued expenses and other liabilities	54,340

Total liabilities	4,194,472

Net assets	$515,747,849

Net assets represented by
Paid-in capital	$565,520,485
Overdistributed net investment income	(340,635)
Accumulated net realized losses on investments	(15,389,130)
Net unrealized losses on investments	(34,042,871)

Total net assets	$515,747,849

Net assets consists of
Class A	$46,565,242
Class B	14,516,450
Class C	8,672,504
Class I	445,993,653

Total net assets	$515,747,849

Shares outstanding (unlimited number of shares authorized)
Class A	4,559,613
Class B	1,426,690
Class C	850,775
Class I	43,671,732

Net asset value per share
Class A	$10.21
Class A — Offering price (based on sales charge of 4.75%)	$10.72
Class B	$10.17
Class C	$10.19
Class I	$10.21

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2008 (unaudited)

Investment income
Interest	$15,343,433
Income from affiliate	72,487

Total investment income	15,415,920

Expenses
Advisory fee	867,660
Distribution Plan expenses
Class A	61,428
Class B	84,196
Class C	48,215
Administrative services fee	299,436
Transfer agent fees	33,756
Trustees’ fees and expenses	6,430
Printing and postage expenses	15,044
Custodian and accounting fees	81,322
Registration and filing fees	28,601
Professional fees	21,301
Interest and fee expense	20,532
Other	2,702

Total expenses	1,570,623
Less: Expense reductions	(1,550)

Net expenses	1,569,073

Net investment income	13,846,847

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,979,842
Net change in unrealized gains or losses on investments	(34,593,456)

Net realized and unrealized gains or losses on investments	(32,613,614)

Net decrease in net assets resulting from operations	$(18,766,767)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2008 (unaudited)		Year Ended March 31, 2008

Operations
Net investment income		$13,846,847		$32,133,241
Net realized gains or losses on investments		1,979,842		(3,478,656)
Net change in unrealized gains or losses on investments		(34,593,456)		(27,093,708)

Net increase (decrease) in net assets resulting from operations		(18,766,767)		1,560,877

Distributions to shareholders from
Net investment income
Class A		(1,099,791)		(2,203,246)
Class B		(313,027)		(764,473)
Class C		(179,484)		(369,853)
Class I		(12,333,619)		(28,848,657)

Total distributions to shareholders		(13,925,921)		(32,186,229)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	273,420	2,966,877	508,244	5,651,659
Class B	25,847	274,283	41,664	460,871
Class C	41,327	446,094	110,743	1,234,243
Class I	1,953,314	21,120,277	4,998,905	55,551,060

		24,807,531		62,897,833

Net asset value of shares issued in reinvestment of distributions
Class A	60,886	651,381	110,483	1,220,727
Class B	18,695	199,519	43,139	475,407
Class C	10,679	114,118	21,101	232,799
Class I	33,560	359,235	54,401	601,489

		1,324,253		2,530,422

Automatic conversion of Class B shares to Class A shares
Class A	139,869	1,517,653	133,256	1,483,576
Class B	(140,387)	(1,517,653)	(133,737)	(1,483,576)

		0		0

Payment for shares redeemed
Class A	(345,533)	(3,708,470)	(1,231,613)	(13,679,085)
Class B	(173,699)	(1,860,967)	(447,819)	(4,944,826)
Class C	(115,546)	(1,237,219)	(239,180)	(2,623,479)
Class I	(9,551,031)	(102,683,863)	(18,338,875)	(203,603,070)

		(109,490,519)		(224,850,460)

Net decrease in net assets resulting from capital share transactions		(83,358,735)		(159,422,205)

Total decrease in net assets		(116,051,423)		(190,047,557)
Net assets
Beginning of period		631,799,272		821,846,829

End of period		$515,747,849		$631,799,272

Overdistributed net investment income		$(340,635)		$(261,561)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase. For the six months ended September 30, 2008, the advisory fee was equivalent to 0.29% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended September 30, 2008, the administrative services fee was equivalent to 0.10% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended September 30, 2008, EIS received $2,835 from the sale of Class A shares and $13,760 and $150 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $115,940,467 and $500,535,014, respectively, for the six months ended September 30, 2008.

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$4,073,657
Level 2 – Other Significant Observable Inputs	504,881,035
Level 3 – Significant Unobservable Inputs	0

Total	$508,954,692

At September 30, 2008, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$1,615,000	3.14%	$3,065,109

During the six months ended September 30, 2008, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $809,712 (on an annualized basis) and incurred interest and fee expense in the amount of $19,651.

On September 30, 2008, the aggregate cost of securities for federal income tax purposes was $543,186,891. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,856,660 and $42,088,859, respectively, with a net unrealized depreciation of $34,232,199.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of March 31, 2008, the Fund had $16,636,112 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2012	2013	2014	2016

$8,975,891	$1,869,064	$1,438,502	$894,209	$3,458,446

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March, 31, 2008, the Fund incurred and elected to defer post-October losses of $717,086.

6. INTER FUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the six months ended September 30, 2008, the Fund had average borrowings outstanding of $33,120 (on an annualized basis) at an average rate of 2.66% and paid interest of $881.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10 . CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11 . REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, the Evergreen funds, EIMC and certain of EIMC’s affiliates may be subject from time to time to regulatory inquiries and investigations. EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds. There can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and Evergreen Investment Services, Inc. concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, various Evergreen entities are defendants in three purported class actions in U.S. District Court for the District of Massachusetts and related to the same events. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform invest ors adequately of the actual risks of the fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

13 . SUBSEQUENT EVENT

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Pennsylvania Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees

ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of

ADDITIONAL INFORMATION (unaudited) continued

services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions that hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive

ADDITIONAL INFORMATION (unaudited) continued

such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states and the effect of the funds’ limited investment opportunities on the funds’ historical performance records.

The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Municipal Bond Index. The Trustees also noted that the Fund’s Class A shares had performed in the fifth quintile over the three- and five-year periods ending December 31, 2007 and in the fourth quintile over the one- and ten-year periods ending December 31, 2007. The Trustees considered in this regard that the number of other mutual funds focusing their investments in Pennsylvania municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of other mutual funds that do not focus on securities of issuers located in the State of Pennsylvania may be of limited utility.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-

ADDITIONAL INFORMATION (unaudited) continued

service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive. The Trustees considered in this regard that the number of other mutual funds focusing their investments in Pennsylvania municipal bonds is small and that, as a result, a comparison of the Fund’s advisory fees with that of its peer mutual funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568014 rv5 11/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:

Dennis H. Ferro, Principal Executive Officer

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro, Principal Executive Officer

Date: December 1, 2008

By:

Kasey Phillips Principal Financial Officer

Date: December 1, 2008